Schedule of Inventory, Current (Detail) (USD $) In Millions, unless otherwise specified	Dec. 28, 2012	Sep. 28, 2012	Sep. 30, 2011
Schedule of Inventory [Line Items]
Work in progress	$ 4	$ 6	$ 6
Finished goods	40	36	27
Inventories	$ 44	$ 42	$ 33